Retirement Benefit Obligations - Summary of Sensitivity Analysis (Detail) - Retirement Benefit Obligations [member] $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	$ (3,877)
Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,721)
Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(4,036)
Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,971)
Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,787)
Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(3,748)
Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(4,006)
Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,769)
Eurozone [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,690)
Eurozone [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,852)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,846)
Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,697)
Eurozone [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,707)
Eurozone [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,833)
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(425)
Switzerland [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(407)
Switzerland [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(441)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(427)
Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(424)
Switzerland [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(409)
Switzerland [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(441)
United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,293)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,251)
United States and Canada [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,334)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,295)
United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,289)
United States and Canada [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,253)
United States and Canada [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(1,331)
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(390)
Other [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(373)
Other [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(409)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(403)
Other [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(377)
Other [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	(379)
Other [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	$ (401)